Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2025-1
Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	6
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	1/20/28	01/21/2031	$534,600,000.00		4.71%			4.71%
Class B	1/20/28	01/21/2031	$40,872,000.00		4.94%			4.94%
Class C	1/20/28	01/21/2031	$24,528,000.00		5.09%			5.09%

Total			$600,000,000.00

Series 2025-1 Allocation % x Group One Available Funds								$41,304,680.94
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$41,304,680.94

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution				Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee				$44.08	$44.08	$0.00	$0.00	$41,304,636.86
Owner Trustee Fee				$132.24	$132.24	$0.00	$0.00	$41,304,504.62
Asset Representations Reviewer Fee				$23.15	$23.15	$0.00	$0.00	$41,304,481.47
Supplemental ARR Fee				$92.61	$92.61	$0.00	$0.00	$41,304,388.86
Indenture Trustee Fee				$1,250.00	$1,250.00	$0.00	$0.00	$41,303,138.86
Servicing Fee				$459,522.07	$459,522.07	$0.00	$0.00	$40,843,616.79
Class A Note Interest				$2,098,305.00	$2,098,305.00	$0.00	$0.00	$38,745,311.79
First Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$38,745,311.79
Class B Note Interest				$168,256.40	$168,256.40	$0.00	$0.00	$38,577,055.39
Second Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$38,577,055.39
Class C Note Interest				$104,039.60	$104,039.60	$0.00	$0.00	$38,473,015.79
Third Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$38,473,015.79
Reserve Account up to Required Reserve Amount				$0.00	$0.00	$0.00	$0.00	$38,473,015.79
Regular Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$38,473,015.79
Supplemental Successor Servicer Fee				$0.00	$0.00	$0.00	$0.00	$38,473,015.79
Additional Interest Amounts				$0.00	$0.00	$0.00	$0.00	$38,473,015.79
Make-Whole Payments				$0.00	$0.00	$0.00	$0.00	$38,473,015.79
Additional Fees and Expenses				$0.00	$0.00	$0.00	$0.00	$38,473,015.79
Additional Trust Expenses				$0.00	$0.00	$0.00	$0.00	$38,473,015.79
Class R Interest				$38,473,015.79	$38,473,015.79	$0.00	$0.00	$0.00

Total				$41,304,680.94	$41,304,680.94	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A			$0.00	$0.00	$2,098,305.00	$0.00	$0.00	$2,098,305.00
Class B			$0.00	$0.00	$168,256.40	$0.00	$0.00	$168,256.40
Class C			$0.00	$0.00	$104,039.60	$0.00	$0.00	$104,039.60

Total			$0.00	$0.00	$2,370,601.00	$0.00	$0.00	$2,370,601.00

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,000.00	$3.93	$0.00	$3.93	$534,600,000.00	1.00	$534,600,000.00	1.00
Class B	$1,000.00	$4.12	$0.00	$4.12	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$1,000.00	$4.24	$0.00	$4.24	$24,528,000.00	1.00	$24,528,000.00	1.00

Total	$1,000.00	$3.95	$0.00	$3.95	$600,000,000.00	1.00	$600,000,000.00	1.00

				Beginning Period		Add: Deposit		Ending Period
Principal Funding Account Limit				$300,000,000.00				$300,000,000.00
Principal Funding Account balance				$0.00		$0.00		$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.